Taxation	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

(In US$ millions)	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

Current tax expense:
United Kingdom	$—	$—	$—	$—
Foreign	4.4	9.3	8.4	17.8
Total current tax expense	$4.4	$9.3	$8.4	$17.8

Deferred tax expense:
United Kingdom	—	0.1	—	0.1
Foreign	5.1	(0.4)	5.1	(0.4)
Total income tax expense	$9.5	$9.0	$13.5	$17.5

Seadrill Partners is tax resident in the United Kingdom. Our controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of our controlled affiliates operate in the United Kingdom and therefore we are not subject to U.K. tax. Subject to changes in the jurisdictions in which our drilling units operate and/or owned, differences in levels of income and changes in tax laws, our effective income tax rate may vary substantially from one reporting period to another. Our effective income tax rate for the three and six month periods ended June 30, 2014 and 2013 is as follows:

Effective tax rate

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013

United Kingdom statutory income tax rate	21.5%	23.2%	21.5%	23.2%
Effect of other tax jurisdictions	(12.4)%	(17.0)%	(12.6)%	(15.9)%
Effective income tax rate	9.1%	6.2%	8.9%	7.3%

Deferred taxes

The net deferred tax assets consist of the following:

(In US$ millions)	June 30, 2014	December 31, 2013

Net operating loss carryfoward	$3.9	$9.5
Deferred mobilization revenue	0.8	0.3
Total deferred tax assets	$4.7	$9.8

We have no net deferred tax liabilities as of June 30, 2014 and December 31, 2013.